Income Taxes - Schedule of Deferred Tax (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets
Miscellaneous	$ 3,916	$ 22,239
Allowance for doubtful accounts	13,517	15,240
Allowance for inventories	94,703	92,971
Tax loss	199,153	199,144
Total	311,289	329,594
Less: valuation allowance	(145,306)
Total deferred tax assets	$ 165,983	$ 329,594